Financial Instruments and Risk Management - Liquidity Risk (Details)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Mar. 05, 2020 CAD ($)	Feb. 20, 2020 CAD ($)	Feb. 20, 2020 USD ($)	Feb. 05, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undrawn borrowing facilities	$ 367,200,000
Financial derivatives	26,792,000						$ 8,668,000
Trade and other payables	155,955,000						207,454,000
Credit facilities	649,221,000						505,412,000
Long-term notes	1,132,868,000						1,328,175,000
Lease obligations	11,850,000						14,568,000
Notional amount	$ 664,700,000
8.75% Notes Due April 1, 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		$ 500,000,000				$ 500,000,000
8.75% Notes Due April 1, 2027 | Fixed interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	8.75%	8.75%				8.75%
5.125% notes due June 1, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		$ 400,000,000		$ 530,400,000	$ 400,000,000
5.125% notes due June 1, 2021 | Fixed interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	5.125%	5.125%		5.125%	5.125%
6.625% notes due July 19, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 300,000,000		$ 300,000,000
6.625% notes due July 19, 2022 | Fixed interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	6.625%	6.625%	6.625%
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undrawn borrowing facilities	$ 367,200,000						523,800,000
Trade and other payables	155,955,000
Credit facilities	651,173,000
Long-term notes	1,147,950,000
Interest on long-term notes	446,854,000
Lease obligations	11,850,000
Financial liabilities	2,440,574,000
Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Lease obligations	4,504,000						6,216,000
Less than 1 year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial derivatives	26,792,000
Trade and other payables	155,955,000
Credit facilities	0
Long-term notes	0
Interest on long-term notes	84,502,000
Lease obligations	4,504,000
Financial liabilities	271,753,000
1-3 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Lease obligations	4,302,000						7,748,000
1-3 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial derivatives	0
Trade and other payables	0
Credit facilities	0
Long-term notes	0
Interest on long-term notes	169,004,000
Lease obligations	4,302,000
Financial liabilities	173,306,000
3-5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Lease obligations	3,044,000						604,000
3-5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial derivatives	0
Trade and other payables	0
Credit facilities	651,173,000
Long-term notes	510,200,000
Interest on long-term notes	123,479,000
Lease obligations	3,044,000
Financial liabilities	1,287,896,000
Beyond 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Lease obligations	0						$ 0
Beyond 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial derivatives	0
Trade and other payables	0
Credit facilities	0
Long-term notes	637,750,000
Interest on long-term notes	69,869,000
Lease obligations	0
Financial liabilities	$ 707,619,000